UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Investment Counsel, Inc.
Address:  17 Glenwood Avenue
          Raleigh, NC 27603

Form 13F File Number:  028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ron King
Title:    Chief Compliance Officer
Phone:    919-831-2370

Signature, Place, and Date of Signing:

         /s/ Ron King            Raleigh, North Carolina      November 10, 2011
         ------------            -----------------------      -----------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          123
                                         -----------

Form 13F Information Table Value Total:  $   124,715
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ----------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER                CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
APPLE INC                       COM               037833100       3,934      10,318 SH       SOLE                             10,318
ABBOTT LABS                     COM               002824100       1,087      21,246 SH       SOLE                             21,246
ADOBE SYS INC                   COM               00724F101         527      21,788 SH       SOLE                             21,788
ANALOG DEVICES INC              COM               032654105         270       8,650 SH       SOLE                              8,650
AUTOMATIC DATA PROCESSING IN    COM               053015103       3,031      64,290 SH       SOLE                             64,290
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106         147      12,520 SH       SOLE                             12,520
AKAMAI TECHNOLOGIES INC         COM               00971T101         724      36,440 SH       SOLE                             36,440
APPLIED MATLS INC               COM               038222105         454      43,880 SH       SOLE                             43,880
AMGEN INC                       COM               031162100         313       5,695 SH       SOLE                              5,695
ATMEL CORP                      COM               049513104         220      27,200 SH       SOLE                             27,200
ACTIVISION BLIZZARD INC         COM               00507V109       1,505     126,455 SH       SOLE                            126,455
BOEING CO                       COM               097023105         557       9,200 SH       SOLE                              9,200
BANK OF AMERICA CORPORATION     COM               060505104         321      52,464 SH       SOLE                             52,464
BAXTER INTL INC                 COM               071813109         827      14,725 SH       SOLE                             14,725
BB&T CORP                       COM               054937107       1,171      54,897 SH       SOLE                             54,897
BP PLC                          SPONSORED ADR     055622104         326       9,028 SH       SOLE                              9,028
CABELAS INC                     COM               126804301         402      19,615 SH       SOLE                             19,615
CARDINAL HEALTH INC             COM               14149Y108         670      16,008 SH       SOLE                             16,008
CATERPILLAR INC DEL             COM               149123101         386       5,229 SH       SOLE                              5,229
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH   167250109         423      14,775 SH       SOLE                             14,775
CHICOS FAS INC                  COM               168615102         136      11,875 SH       SOLE                             11,875
CLOROX CO DEL                   COM               189054109         206       3,100 SH       SOLE                              3,100
CONOCOPHILLIPS                  COM               20825C104       1,044      16,489 SH       SOLE                             16,489
COSTCO WHSL CORP NEW            COM               22160K105       6,858      83,500 SH       SOLE                             83,500
CISCO SYS INC                   COM               17275R102       2,768     178,565 SH       SOLE                            178,565
CHEVRON CORP NEW                COM               166764100         852       9,203 SH       SOLE                              9,203
DEERE & CO                      COM               244199105       1,090      16,875 SH       SOLE                             16,875
DELL INC                        COM               24702R101         857      60,640 SH       SOLE                             60,640
DISNEY WALT CO                  COM DISNEY        254687106         975      32,333 SH       SOLE                             32,333
DOLBY LABORATORIES INC          COM               25659T107         520      18,950 SH       SOLE                             18,950
DUKE ENERGY CORP NEW            COM               26441C105         895      44,787 SH       SOLE                             44,787
CONSOLIDATED EDISON INC         COM               209115104         747      13,100 SH       SOLE                             13,100
ELECTRONICS FOR IMAGING INC     COM               286082102         247      18,350 SH       SOLE                             18,350
E M C CORP MASS                 COM               268648102       2,273     108,305 SH       SOLE                            108,305
ELECTRONIC ARTS INC             COM               285512109         338      16,550 SH       SOLE                             16,550
EXPEDITORS INTL WASH INC        COM               302130109         717      17,690 SH       SOLE                             17,690
FORD MTR CO DEL                 COM PAR $0.01     345370860         103      10,683 SH       SOLE                             10,683
FAMILY DLR STORES INC           COM               307000109         453       8,900 SH       SOLE                              8,900
FEDEX CORP                      COM               31428X106       1,064      15,725 SH       SOLE                             15,725
FREDS INC                       CL A              356108100         212      19,850 SH       SOLE                             19,850
FORCE PROTECTION INC            COM NEW           345203202          39      10,100 SH       SOLE                             10,100
GENERAL ELECTRIC CO             COM               369604103       2,454     161,245 SH       SOLE                            161,245
GILEAD SCIENCES INC             COM               375558103         372       9,600 SH       SOLE                              9,600
CORNING INC                     COM               219350105         166      13,467 SH       SOLE                             13,467
GOOGLE INC                      CL A              38259P508       1,176       2,283 SH       SOLE                              2,283
GLAXOSMITHKLINE PLC             SPONSORED ADR     37733W105         291       7,050 SH       SOLE                              7,050
HOME DEPOT INC                  COM               437076102         838      25,496 SH       SOLE                             25,496
HONDA MOTOR LTD                 AMERN SHS         438128308         232       7,952 SH       SOLE                              7,952
HELMERICH & PAYNE INC           COM               423452101         303       7,454 SH       SOLE                              7,454
HEWLETT PACKARD CO              COM               428236103         422      18,786 SH       SOLE                             18,786
INTERNATIONAL BUSINESS MACHS    COM               459200101       2,237      12,793 SH       SOLE                             12,793
INTEGRATED DEVICE TECHNOLOGY    COM               458118106         252      48,850 SH       SOLE                             48,850
INTEL CORP                      COM               458140100       2,981     139,736 SH       SOLE                            139,736
ITT CORP NEW                    COM               450911102         646      15,390 SH       SOLE                             15,390
JOHNSON & JOHNSON               COM               478160104       3,185      50,012 SH       SOLE                             50,012
JUNIPER NETWORKS INC            COM               48203R104         343      19,875 SH       SOLE                             19,875
JOES JEANS INC                  COM               47777N101           9      15,000 SH       SOLE                             15,000
KRAFT FOODS INC                 CL A              50075N104         273       8,138 SH       SOLE                              8,138
KIMBERLY CLARK CORP             COM               494368103       1,241      17,475 SH       SOLE                             17,475
COCA COLA CO                    COM               191216100       4,079      60,381 SH       SOLE                             60,381
LOCKHEED MARTIN CORP            COM               539830109         766      10,550 SH       SOLE                             10,550
LOWES COS INC                   COM               548661107       2,105     108,855 SH       SOLE                            108,855
LSI CORPORATION                 COM               502161102         327      63,034 SH       SOLE                             63,034
LEXMARK INTL NEW                CL A              529771107         252       9,325 SH       SOLE                              9,325
MCDONALDS CORP                  COM               580135101       1,461      16,635 SH       SOLE                             16,635
MEREDITH CORP                   COM               589433101         309      13,650 SH       SOLE                             13,650
MCDERMOTT INTL INC              COM               580037109         219      20,375 SH       SOLE                             20,375
MEDTRONIC INC                   COM               585055106         309       9,300 SH       SOLE                              9,300
3M CO                           COM               88579Y101       1,479      20,601 SH       SOLE                             20,601
MONSANTO CO NEW                 COM               61166W101       1,517      25,272 SH       SOLE                             25,272
MOSAIC CO NEW                   COM               61945C103         767      15,662 SH       SOLE                             15,662
MERCK & CO INC NEW              COM               58933Y105         270       8,244 SH       SOLE                              8,244
MORGAN STANLEY                  COM NEW           617446448         187      13,805 SH       SOLE                             13,805
MICROSOFT CORP                  COM               594918104       3,374     135,543 SH       SOLE                            135,543
NIKE INC                        CL B              654106103         291       3,400 SH       SOLE                              3,400
NOKIA CORP                      SPONSORED ADR     654902204         667     117,761 SH       SOLE                            117,761
NETAPP INC                      COM               64110D104         265       7,810 SH       SOLE                              7,810
NUCOR CORP                      COM               670346105         860      27,196 SH       SOLE                             27,196
NVIDIA CORP                     COM               67066G104         902      72,075 SH       SOLE                             72,075
NOVARTIS A G                    SPONSORED ADR     66987V109         284       5,096 SH       SOLE                              5,096
ORACLE CORP                     COM               68389X105       2,150      74,815 SH       SOLE                             74,815
PAYCHEX INC                     COM               704326107         407      15,450 SH       SOLE                             15,450
PEPSICO INC                     COM               713448108         467       7,543 SH       SOLE                              7,543
PFIZER INC                      COM               717081103         997      56,380 SH       SOLE                             56,380
PROCTER & GAMBLE CO             COM               742718109       3,417      54,091 SH       SOLE                             54,091
PROGRESS ENERGY INC             COM               743263105         681      13,159 SH       SOLE                             13,159
PHILIP MORRIS INTL INC          COM               718172109         203       3,251 SH       SOLE                              3,251
PMC-SIERRA INC                  COM               69344F106          76      12,626 SH       SOLE                             12,626
PIEDMONT NAT GAS INC            COM               720186105         250       8,642 SH       SOLE                              8,642
QUANTA SVCS INC                 COM               74762E102         268      14,250 SH       SOLE                             14,250
QUALCOMM INC                    COM               747525103       2,256      46,385 SH       SOLE                             46,385
RAYTHEON CO                     COM NEW           755111507         480      11,750 SH       SOLE                             11,750
ROYAL BK CDA MONTREAL QUE       COM               780087102         382       8,351 SH       SOLE                              8,351
SAP AG                          SPON ADR          803054204         204       4,025 SH       SOLE                              4,025
SCHWAB CHARLES CORP NEW         COM               808513105         258      22,875 SH       SOLE                             22,875
SPECTRA ENERGY CORP             COM               847560109         267      10,881 SH       SOLE                             10,881
SHAW GROUP INC                  COM               820280105         363      16,700 SH       SOLE                             16,700
SIGMA ALDRICH CORP              COM               826552101         763      12,345 SH       SOLE                             12,345
SCHLUMBERGER LTD                COM               806857108         871      14,586 SH       SOLE                             14,586
STEIN MART INC                  COM               858375108         111      17,775 SH       SOLE                             17,775
SOUTHERN CO                     COM               842587107         614      14,483 SH       SOLE                             14,483
STRYKER CORP                    COM               863667101         311       6,600 SH       SOLE                              6,600
SYMANTEC CORP                   COM               871503108         179      11,002 SH       SOLE                             11,002
AT&T INC                        COM               00206R102         665      23,330 SH       SOLE                             23,330
PROSHARES TR                    PSHS ULTSH 2 0YRS 74347R297         647      33,280 SH       SOLE                             33,280
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209       1,286      34,545 SH       SOLE                             34,545
TARGET CORP                     COM               87612E106         482       9,837 SH       SOLE                              9,837
TIBCO SOFTWARE INC              COM               88632Q103       1,078      48,150 SH       SOLE                             48,150
TOYOTA MOTOR CORP               SP ADR REP2COM    892331307       1,250      18,306 SH       SOLE                             18,306
TRIQUINT SEMICONDUCTOR INC      COM               89674K103         235      46,900 SH       SOLE                             46,900
TRANSCANADA CORP                COM               89353D107         411      10,150 SH       SOLE                             10,150
TRAVELERS COMPANIES INC         COM               89417E109         412       8,454 SH       SOLE                              8,454
UNITED PARCEL SERVICE INC       CL B              911312106       1,517      24,027 SH       SOLE                             24,027
VISA INC                        COM CL A          92826C839       1,234      14,390 SH       SOLE                             14,390
VARIAN MED SYS INC              COM               92220P105         965      18,500 SH       SOLE                             18,500
VANGUARD INDEX FDS              EXTEND MKT ETF    922908652         284       6,153 SH       SOLE                              6,153
VANGUARD WHITEHALL FDS INC      HIGH DIV YLD      921946406         352       8,709 SH       SOLE                              8,709
VERIZON COMMUNICATIONS INC      COM               92343V104         523      14,206 SH       SOLE                             14,206
WELLS FARGO & CO NEW            COM               949746101         295      12,222 SH       SOLE                             12,222
WHOLE FOODS MKT INC             COM               966837106         707      10,820 SH       SOLE                             10,820
WAL MART STORES INC             COM               931142103       6,171     118,899 SH       SOLE                            118,899
SELECT SECTOR SPDR TR           SBI INT-INDS      81369Y704         266       9,104 SH       SOLE                              9,104
EXXON MOBIL CORP                COM               30231G102      12,160     167,421 SH       SOLE                            167,421